Fair Value Measurements - Fair Value of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 775,460	$ 3,548
Quoted Market Prices of Identical Assets (Level1) [Member] | Short-term Marketable Securities [Member]
Assets
Fair value of assets	549,821	3,548
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Marketable Securities [Member]
Assets
Fair value of assets	225,639
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	411	724
Liabilities
Fair value of liabilities	(888)	(2,110)
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets	411	724
Liabilities
Fair value of liabilities	$ (888)	$ (2,110)